Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Plant Equipment [Member] | Minimum [Member]
Estimated useful lives	2 years	2 years
Plant Equipment [Member] | Maximum [Member]
Estimated useful lives	15 years	15 years
Motor Vehicle [Member] | Minimum [Member]
Estimated useful lives	4 years	4 years
Motor Vehicle [Member] | Maximum [Member]
Estimated useful lives	15 years	15 years